Condensed consolidated interim statements of cash flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net loss	$ (130,500,000)	$ (20,600,000)	$ (205,200,000)	$ (58,800,000)
Items not affecting cash
Share-based compensation	3,800,000	4,000,000.0	10,700,000	15,500,000
Depreciation	4,600,000	3,300,000	12,300,000	7,800,000
Foreign exchange gain on translation	(800,000)	(1,400,000)	(400,000)	(1,500,000)
Foreign exchange gain on translation	(10,900,000)	(19,900,000)	(17,500,000)	(42,500,000)
Impairment	96,500,000	0	96,500,000	0
Interest expense	4,200,000	5,900,000	11,900,000	13,600,000
Interest paid	(1,200,000)	(800,000)	(3,000,000.0)	(1,700,000)
Interest received	3,400,000	2,300,000	13,300,000	3,800,000
Interest income	(2,600,000)	(3,800,000)	(11,800,000)	(5,300,000)
Cash flows from (used in) operations before changes in working capital	(33,500,000)	(31,000,000.0)	(93,200,000)	(69,100,000)
Changes in non-cash working capital items
Accounts receivable	(1,400,000)	2,900,000	2,000,000.0	2,300,000
Other receivables	600,000	(600,000)	4,900,000	(2,900,000)
Prepayments and deposits	(3,200,000)	7,400,000	(13,400,000)	(5,800,000)
Inventories	(1,400,000)	1,800,000	4,400,000	(2,100,000)
Accounts payable and accrued liabilities	14,700,000	8,300,000	7,000,000.0	25,600,000
Deferred revenue	(100,000)	0	5,300,000	0
Net cash used in operating activities	(24,300,000)	(11,200,000)	(83,000,000.0)	(52,000,000.0)
Investing activities
Purchases of plant and equipment	(177,300,000)	(36,700,000)	(340,900,000)	(90,300,000)
Prepaid equipment and construction deposits	54,000,000.0	(21,500,000)	51,000,000.0	(50,800,000)
Net cash used in investing activities	(123,300,000)	(58,200,000)	(289,900,000)	(141,100,000)
Financing activities
Restricted cash	(2,200,000)	0	(2,200,000)	0
Proceeds from private share issuance, net of share issuance costs	0	0	0	49,700,000
Proceeds from convertible debt	0	0	0	198,700,000
Capital contribution from the holders of non-controlling interest	0	0	0	300,000
Purchase of non-controlling interest	0	0	(400,000)	0
Repayment of lease principal	(1,600,000)	(1,300,000)	(5,000,000.0)	(3,700,000)
Net cash (used in) from financing activities	(3,800,000)	(1,300,000)	(7,600,000)	245,000,000.0
Net change in cash and cash equivalents	(151,400,000)	(70,700,000)	(380,500,000)	51,900,000
Cash and cash equivalents, beginning of the period	288,800,000	686,300,000	517,900,000	563,700,000
Cash and cash equivalents, end of the period	$ 137,400,000	$ 615,600,000	$ 137,400,000	$ 615,600,000